Redeemable Non-Controlling Interests Redeemable Non-Controlling Interests - Schedule of Concession Payments (Details) - VIE, primary beneficiary € in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Redeemable Noncontrolling Interest [Line Items]
Capital contributions, current year	$ 185.4	€ 170.0	$ 665.3	€ 600.0
Capital contributions		908.2		€ 908.2
Other non-current assets
Redeemable Noncontrolling Interest [Line Items]
Capital contributions	$ 850.7	€ 770.0